Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Nov. 13, 2017	Oct. 23, 2017	Oct. 20, 2017	Feb. 10, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Mar. 13, 2015
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.75
Loan Sale Agreement, Aggregate payments Made				$ 5,000,000	$ 5,000,000
Loan Sale Agreement, Synthetic Equity Interest				10.00%	10.00%
Debt Instrument, Face Amount				$ 17,295,000
Warrants Exercised					0	0
Common Stock Shares Outstanding					8,423,936	8,423,936	10,321,397
Restated Secured Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage				16.00%
Debt Instrument, Unamortized Discount				$ 3,300,000
Debt Instrument, Fee Amount				100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30	$ 0.30
Loan Sale Agreement, Aggregate payments Made				$ 5,000,000
Loan Sale Agreement, Synthetic Equity Interest				10.00%
Loan Sale Agreement Return Distribution Description				after successor lenders realization of 150% return on the Cash Purchase Price within 5 years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to February 10, 2022
Debt Instrument, Face Amount				$ 17,295,000
Stock Issued During Period, Value, Other	$ 231,429	$ 300,000
Warrants Exercised	771,428	1,000,000
Common Stock Shares Outstanding	12,323,463
Subsequent Event [Member] | Restated Secured Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Decrease, Forgiveness				3,300,000
Debt Instrument, Penalties Expense				4,500,000
Debt Instrument, Face Amount				$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage				16.00%
Debt Instrument, Unamortized Discount				$ 3,300,000
Debt Instrument, Maturity Date				Nov. 01, 2017
Debt Instrument, Fee Amount				$ 100,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of preferred shares converted (shares)	660		300.62
Common stock issued upon conversion of preferred stock (shares)	2,200,000		1,002,066